Common Dividends, Dividend Equivalents and Distributions - Common Dividends, Dividend Equivalents and Distributions Declared (Detail) - USD ($)				6 Months Ended
	Jun. 16, 2021	Mar. 15, 2021	Feb. 27, 2021	Jun. 30, 2021
Amount per Share (in dollars per share)	$ 0.24	$ 0.08	$ 0.15
Dividends Payable, Date of Record	Jul. 15, 2021		Mar. 22, 2021
Dividends	$ 4,276,968	$ 809,665	$ 1,518,070	$ 6,604,703